UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital L.P.
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Address:   780 Third Avenue, 31st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
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Title:     General Partner
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Phone:     (212) 421-8741
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Signature, Place, and Date of Signing:

        /s/ Stephen L. Farley          New York, New York          8/14/07
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:             26
                                               -------------

Form 13F Information Table Value Total:          $905,128
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.    Form 13F File Number            Name

      1.     028-10425                       Stephen L. Farley

                           Form 13F INFORMATION TABLE

                                                           VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS  CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
----------------------------  --------------  ---------  --------  --------------------  ----------  --------  ---------------------
ALLSCRIPTS HEALTHCARE SOLUTI  COM             01988P108       280     11,000  SH            SOLE                  11,000   0      0
BEACON ROOFING SUPPLY INC     COM             073685109    44,686  2,630,150  SH            SOLE               2,630,150   0      0
BED BATH & BEYOND INC         COM             075896100    38,380  1,066,396  SH            SOLE               1,066,396   0      0
BERKSHIRE HATHAWAY INC DEL    CL A            084670108       328          3  SH            SOLE                       3   0      0
BROWN & BROWN INC             COM             115236101     5,151    204,881  SH            SOLE                 204,881   0      0
CARMAX INC                    COM             143130102   137,524  5,393,090  SH            SOLE               5,393,090   0      0
CROWN CASTLE INTL CORP        COM             228227104    31,301    863,000  SH            SOLE                 863,000   0      0
ECHOSTAR COMMUNICATIONS NEW   CL A            278762109    95,766  2,208,110  SH            SOLE               2,208,110   0      0
FASTENAL CO                   COM             311900104    60,608  1,447,871  SH            SOLE               1,447,871   0      0
FOX CHASE BANCORP             COM             35137P106       203     15,000  SH            SOLE                  15,000   0      0
INTERNATIONAL SPEEDWAY CORP   CL A            460335201     1,946     36,923  SH            SOLE                  36,923   0      0
INVESTORS BANCORP INC         COM             46146P102       230     17,100  SH            SOLE                  17,100   0      0
LAMAR ADVERTISING CO          CL A            512815101    15,251    243,000  SH            SOLE                 243,000   0      0
MARTIN MARIETTA MATLS INC     COM             573284106   150,098    926,417  SH            SOLE                 926,417   0      0
MOHAWK INDS INC               COM             608190104   116,594  1,156,800  SH            SOLE               1,156,800   0      0
MOODYS CORP                   COM             615369105    41,826    672,447  SH            SOLE                 672,447   0      0
MSC INDL DIRECT INC           CL A            553530106       605     11,000  SH            SOLE                  11,000   0      0
NEWPORT BANCORP INC           COM             651754103       406     30,000  SH            SOLE                  30,000   0      0
NORTHERN TR CORP              COM             665859104    14,425    224,545  SH            SOLE                 224,545   0      0
O REILLY AUTOMOTIVE INC       COM             686091109    19,806    541,899  SH            SOLE                 541,899   0      0
ORITANI FINL CORP             COM             686323106       378     26,448  SH            SOLE                  26,448   0      0
OUTDOOR CHANNEL HLDGS INC     COM NEW         690027206    13,214  1,172,478  SH            SOLE               1,172,478   0      0
POOL CORPORATION              COM             73278L105     1,428     36,600  SH            SOLE                  36,600   0      0
PROGRESSIVE CORP OHIO         COM             743315103       892     37,263  SH            SOLE                  37,263   0      0
RITCHIE BROS AUCTIONEERS      COM             767744105       438      7,000  SH            SOLE                   7,000   0      0
WALGREEN CO                   COM             931422109   113,364  2,603,667  SH            SOLE               2,603,667   0      0